LEASE LIABILITIES	3 Months Ended
Mar. 31, 2025
Lease Liabilities
LEASE LIABILITIES

10.	LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 11.7% to 13.3%.

Total
Balance at December 31, 2023	$790,023
Interest expense	65,378
Lease payments	(423,157)
Foreign exchange translation	(4,223)
Balance at December 31, 2024	428,021
Interest expense	10,590
Lease payments	(47,714)
Balance at March 31, 2025	$390,897

Which consists of:

	March 31, 2025	December 31, 2024
Current lease liability	$157,994	$154,147
Non-current lease liability	232,903	273,874
Ending balance	$390,897	$428,021

Maturity analysis	March 31, 2025	December 31, 2024
Less than one year	$190,857	$190,856
One to three years	230,092	282,419
Four to five years	28,734	71,836
Total undiscounted lease liabilities	449,683	545,111
Amount representing interest	(58,786)	(117,090)
	$390,897	$428,021

Variable lease payments of $28,807, (2024 – $20,614) have been recognized in profit and loss.